Reconciliation of Financial Statements to Form 5500 (Tables) - EBP 007 [Member]	12 Months Ended
Dec. 31, 2025
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Summary of Reconciliation of Net Assets Available for Benefits Per the Financial Statements to From 5500
The following is a reconciliation of net assets available for benefits per the financial statements to Form 5500 as of December 31:

	2025	2024
Net Assets Available for Benefits per Financial Statements	$7,389,224,192	$6,439,235,117
Deemed Distributions	(553,900)	(3,752,882)

Net Assets Available for Benefits per Form 5500	$7,388,670,292	$6,435,482,235

Summary of Reconciliation of the Change in Net Asset Per the Financial Statements to the Form 5500
The following is reconciliation of the change in net assets per the financial statements to the Form 5500 for the year ended December 31, 2025:

Change in Net Assets Available for Benefits per Financial Statements	$949,989,075
Change in Deemed Distributions	3,198,982

Change in Net Assets Available for Benefits per Form 5500	$953,188,057